Inx Token Warrant Liability (Details) - Schedule of token-based compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses (income):
Research and development	$ 135	$ 262	$ 336
Sales and marketing	437	177	423
General and administrative	820	6,736	3,174
Fair value adjustment of INX Token warrant liability to employees and service providers	(8,294)	12,626
Total token-based compensation	$ (6,902)	$ 19,801	$ 3,933